Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Geographical segments
Total revenue	£ 12,785	£ 13,552		£ 18,163
Interest receivable	9,313	9,798	[1]	11,127	[1]
Interest payable	(1,699)	(2,322)	[1]	(3,328)	[1]
Net fees and commissions	2,124	2,000		2,497
Income from trading activities	323	1,125	[1]	932	[1]
Other operating income	451	(93)		2,759
Total income	10,512	10,508	[1]	13,987	[1]
Operating profit/(loss) before tax	4,032	(481)	[1]	3,983	[1]
Total assets	781,992	799,491		723,039
Assets of disposal groups	9,015
Total liabilities	740,189	755,667		679,483
Contingent liabilities and commitments	125,367	128,732		124,995
UK
Geographical segments
Total revenue	12,100	12,511		16,925
Interest receivable	8,949	9,479		10,923
Interest payable	(1,483)	(2,163)		(3,255)
Net fees and commissions	1,820	1,637		2,191
Income from trading activities	247	911		727
Other operating income	387	(117)		2,305
Total income	9,920	9,747		12,891
Operating profit/(loss) before tax	4,143	(193)		3,543
Total assets	693,221	704,725		634,642
Total liabilities	676,684	686,500		613,151
Contingent liabilities and commitments	117,225	118,654		114,422
USA
Geographical segments
Total revenue	87	211		228
Interest receivable	20
Interest payable	(2)
Net fees and commissions	27	33		37
Income from trading activities	53	170		148
Other operating income	2	(22)		13
Total income	100	181		198
Operating profit/(loss) before tax	48	(85)		186
Total assets	21,776	25,439		27,396
Total liabilities	23,286	26,932		31,715
Contingent liabilities and commitments	1
Europe
Geographical segments
Total revenue	565	656		882
Interest receivable	336	297		169
Interest payable	(211)	(158)		(70)
Net fees and commissions	235	233		197
Income from trading activities	(1)	33		49
Other operating income	62	42		432
Total income	421	447		777
Operating profit/(loss) before tax	(199)	(291)		172
Total assets	64,415	66,884		57,534
Total liabilities	38,835	41,018		33,539
Contingent liabilities and commitments	8,114	10,068		10,571
RoW
Geographical segments
Total revenue	33	174		128
Interest receivable	8	22		35
Interest payable	(3)	(1)		(3)
Net fees and commissions	42	97		72
Income from trading activities	24	11		8
Other operating income		4		9
Total income	71	133		121
Operating profit/(loss) before tax	40	88		82
Total assets	2,580	2,443		3,467
Total liabilities	1,384	1,217		1,078
Contingent liabilities and commitments	£ 27	£ 10		£ 2

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.